OPERATING REVENUES - Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Lease	$ 642,364	$ 434,827	$ 629,419
Non-lease	326,056	450,940	484,037
Total	968,420	885,767	1,113,456
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	622,484	434,827	579,673
Non-lease	85	0	14,122
Total	622,569	434,827	593,795
Operating lease, variable lease income	26,700	22,600	18,900
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	19,880	0	49,746
Non-lease	322,046	446,666	468,652
Total	341,926	446,666	518,398
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0	0	0
Non-lease	3,925	4,274	1,263
Total	$ 3,925	$ 4,274	$ 1,263